Product Warranties and Recalls and Other Safety Measures	12 Months Ended
Mar. 31, 2013
Product Warranties and Recalls and Other Safety Measures

14. Product warranties and recalls and other safety measures:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into a single table showing an aggregate liability for quality assurances due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.

Liabilities for quality assurances are included in “Accrued expenses” in the consolidated balance sheets.

The net changes in liabilities for quality assurances above for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Liabilities for quality assurances at beginning of year	¥680,408	¥764,369	¥839,834	$8,930
Payments made during year	(476,771)	(348,214)	(344,279)	(3,661)
Provision for quality assurances	588,224	436,891	491,542	5,226
Changes relating to pre-existing quality assurances	(1,701)	(7,827)	(8,383)	(89)
Other	(25,791)	(5,385)	24,309	259

Liabilities for quality assurances at end of year	¥764,369	¥839,834	¥1,003,023	$10,665

The other amount primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2011, 2012 and 2013.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Liabilities for recalls and other safety measures at beginning of year	¥301,422	¥389,499	¥468,697	$4,984
Payments made during year	(263,096)	(159,344)	(180,925)	(1,924)
Provision for recalls and other safety measures	356,749	237,907	270,883	2,880
Other	(5,576)	635	7,751	82

Liabilities for recalls and other safety measures at end of year	¥389,499	¥468,697	¥566,406	$6,022